Taxation - Reconciliation of weighted average statutory income tax rate to effective income tax rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Result before tax from continuing operations	€ 8,385	€ 3,399	€ 5,653
Weighted average statutory tax rate	24.70%	25.20%	25.80%
Weighted average statutory tax amount	€ 2,074	€ 856	€ 1,459
Participation exemption	(68)	(46)	(49)
Other income not subject to tax	(32)	(6)	(76)
Expenses not deductible for tax purposes	201	320	237
Current tax from previously unrecognised amounts	51	17	48
State and local taxes	64	44	72
Adjustment to prior periods	(12)	(85)	16
Impact on deferred tax from change in tax rates	9	(47)	(57)
Deferred tax benefit from previously unrecognised amounts	(18)	(6)
Write-off/reversal of deferred tax assets	37	24	2
Effective tax amount	€ 2,306	€ 1,070	€ 1,652
Effective tax rate	27.50%	31.50%	29.20%